RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES	a. Balances with related parties:
	March 31, 2023	December 31, 2022
	USD in thousands
Directors (directors’ accrued compensation)	-	48
Smartec R&D Ltd. (see b below)	8	10
	8	58
a.Related Parties Balances:
	December 31,
	2022	2021
	USD in thousands
Directors (directors’ accrued compensation)	48	-
Smartec R&D Ltd. (see note 8c)	10	-
Medigus	-	39
	58	39